ACQUISITIONS - Deutsche Hospitality, allocation of purchase price (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 02, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill		¥ 5,132	¥ 4,988	$ 805	¥ 2,657
Franchise or manachise agreements | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets		10 years
Franchise or manachise agreements | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets		20 years
Non-compete agreement | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets		2 years
Non-compete agreement | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets		10 years
Deutsche Hospitality.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Current assets	¥ 785
Property and equipment, net	586
Operating lease right-of-use assets	8,616
Other non-current assets	280
Goodwill	2,694
Operating lease liabilities, current	(296)
Other current liabilities	(784)
Operating lease liabilities, non-current	(8,553)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Financing lease right-of-use assets	1,794
Deferred tax assets	170
Finance lease liabilities, current	(21)
Finance lease liabilities, non-current	(2,166)
Total	5,624
Deutsche Hospitality. | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of property, plant and equipment			2 years
Deutsche Hospitality. | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of property, plant and equipment			25 years
Deutsche Hospitality. | Franchise or manachise agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, finite life	270
Deutsche Hospitality. | Non-compete agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, finite life	¥ 10
Estimated useful life of intangible assets	2 years
Deutsche Hospitality. | Brand names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, Indefinite life	¥ 3,873